Income Taxes - Summary of deferred tax assets and liabilities (Detail) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Accrued expense and others	¥ 324,000	¥ 129,000
Inventory provision	10,090,000	3,996,000
Impairment on prepayment	696,000	35,000
Provision of purchase commitment	60,000
Impairment of long-lived assets	32,000
Product warranty	24,000	6,000
Tax loss	19,145,000	9,883,000
Total deferred tax assets before valuation allowance	30,371,000	14,049,000
Valuation allowance	(503,000)	(503,000)
Total deferred tax assets	30,371,000	13,546,000
Deferred tax liabilities:
Unrealized gain and accrued interest income on investments	(264,000)
Accelerated tax depreciation	(1,165,000)	(647,000)
Total deferred tax liabilities	(1,429,000)	(647,000)
Net deferred tax assets	¥ 28,942,000	¥ 12,899,000